FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Derivative financial instruments	$ 2,800,719	$ 1,902,955
Loans and advances to customers, net	174,793,687	171,353,348
Investment property	2,839,350	1,992,964	$ 1,732,873
Investments in associates	1,973,092	1,894,024
Total	255,568,505	236,088,113
Liabilities
Deposits by customers	(180,820,793)	(157,205,312)
Interbank deposits	(762,574)	(1,363,679)
Repurchase agreements and other similar secured borrowing	(2,216,163)	(1,313,737)
Derivative financial instruments	(2,381,326)	(1,860,812)
Borrowings from other financial institutions	(11,202,126)	(13,959,343)
Debt securities in issue	(19,126,593)	(19,921,515)
Total	(227,453,292)	(207,282,494)
Carrying amount
Assets
Derivative financial instruments	2,800,719	1,902,955
Equity securities at fair value	588,207	1,228,424
Loans and advances to customers, net	174,793,687	171,353,348
Investment property	2,839,350	1,992,964
Investments in associates	1,263,765	1,249,818
Total	211,250,524	193,321,839
Liabilities
Deposits by customers	(180,820,793)	(157,205,312)
Interbank deposits	(762,574)	(1,363,679)
Repurchase agreements and other similar secured borrowing	(2,216,163)	(1,313,737)
Derivative financial instruments	(2,381,326)	(1,860,812)
Borrowings from other financial institutions	(11,202,126)	(13,959,343)
Preferred shares	(584,204)	(584,204)
Debt securities in issue	(19,126,593)	(19,921,515)
Total	(217,093,779)	(196,208,602)
Carrying amount | Fair value through profit or loss
Assets
Debt instruments at fair value	15,571,214	7,670,749
Carrying amount | Fair value through other comprehensive income
Assets
Debt instruments at fair value	8,238,981	3,904,857
Carrying amount | Amortized cost
Assets
Debt securities at amortized cost	5,154,601	4,018,724
Fair Value
Assets
Derivative financial instruments	2,800,719	1,902,955
Equity securities at fair value	588,207	1,228,424
Loans and advances to customers, net	183,162,834	174,326,657
Investment property	2,839,350	1,992,964
Investments in associates	1,263,765	1,249,818
Total	219,665,758	196,287,822
Liabilities
Deposits by customers	(182,022,114)	(158,235,896)
Interbank deposits	(762,574)	(1,363,679)
Repurchase agreements and other similar secured borrowing	(2,216,163)	(1,313,737)
Derivative financial instruments	(2,381,326)	(1,860,812)
Borrowings from other financial institutions	(11,202,126)	(13,959,343)
Preferred shares	(602,987)	(673,564)
Debt securities in issue	(20,530,091)	(20,966,755)
Total	(219,717,381)	(198,373,786)
Fair Value | Fair value through profit or loss
Assets
Debt instruments at fair value	15,571,214	7,670,749
Fair Value | Fair value through other comprehensive income
Assets
Debt instruments at fair value	8,238,981	3,904,857
Fair Value | Amortized cost
Assets
Debt securities at amortized cost	$ 5,200,688	$ 4,011,398